Post-retirement pension and other defined benefit schemes - Risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) person	Dec. 31, 2022
UK defined benefit plans | Derivatives: Longevity swap
Post-retirement benefits
Number of participants of retirement benefit plan covered by longevity swap | person	8,000
Scheme obligations covered by longevity swap	$ 2,400
Pension schemes | Derivatives: Longevity swap
Post-retirement benefits
Measurement period over which life expectancy is expected to increase	75 years
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total	65.00%
Defined benefit plan, plan asset allocations, growth assets target ratio	45.00%
Percentage of Pension Fund in growth assets	47.50%	62.50%
Target hedge ratio of interest rates	100.00%
Hedge ratio of interest rates	98.00%
Hedge ratio of inflation hedging	100.00%
Currency risk of plan assets hedged (as a percent)	92.00%
Annual inflation increase cap (as a percent)	5.00%
Percentage of assets allocated to a new cashflow driven investment portfolio	7.00%
Pension schemes | UK defined benefit plans | Derivatives: Longevity swap
Post-retirement benefits
Period of increase in life expectancy to receive cash under hedge	1 year
Increase in pension fund obligations from hedged increase in life expectancy	$ 214
Increase in pension fund assets from hedged increase in life expectancy	$ 108